SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2022
2022 (remaining three months)	$ 1,554,117	$ 3,116,834
2023	2,854,958	2,859,278
2024	2,520,001	2,520,001
2025	1,535,080	1,535,080
2026	834,710	834,710
Thereafter	1,363,363	1,363,363
Total undiscounted operating lease payments	10,662,229	12,229,266
Less: Imputed interest	(817,366)	(1,019,260)
Present value of operating lease liabilities	9,844,863	11,210,006
Total undiscounted operating lease payments	10,662,229	12,229,266
Present value of operating lease liabilities	$ 9,844,863	$ 11,210,006
Greens Natural Foods, Inc. [Member]
2022 (remaining three months)			$ 432,127
2023			1,774,056
2024			1,232,391
2025			982,606
2026			859,607
Thereafter			1,296,758
Total undiscounted operating lease payments			6,577,545
Less: Imputed interest			(541,441)
Present value of operating lease liabilities			6,036,104
Total undiscounted operating lease payments			6,577,545
Present value of operating lease liabilities			$ 6,036,104